Summary of significant accounting policies - Other receivables (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Summary of significant accounting policies
Credit loss on other receivable	$ 13,875	$ 389,528	$ 2,582,761
Other receivable charged against the allowance	$ 2,582,761	$ 0	$ 0